CONSOLIDATED STATEMENT OF CHANGES EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Common stock dividends, declared (in dollars per share)	$ 0.795	$ 0.745	$ 0.635